Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share
Schedule of calculations of basic earnings per share and diluted earnings per share

	Year ended December 31,
	2013	2014	2015
	Class A and Class B	Class A and Class B	Class A and Class B
	RMB	RMB	RMB
Basic earnings per share attributable to Vipshop Holdings Limited's ordinary shareholders:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	321,220	841,286	1,589,665

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	108,962,637	113,310,682	115,736,092

Basic earnings per Class A and Class B ordinary shares	2.95	7.42	13.74

	Year ended December 31,
	2013	2014	2015
	Class A and Class B	Class A and Class B	Class A and Class B
	RMB	RMB	RMB
Diluted earnings per share:
Numerator:
Net earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share	321,220	841,286	1,589,665

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	108,962,637	113,310,682	115,736,092
Dilutive employee share options and non-vested ordinary shares	6,532,536	6,916,902	4,431,971

Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	115,495,173	120,227,584	120,168,063

Diluted earnings per Class A and Class B ordinary shares	2.78	7.00	13.23